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September 3, 2004

VIA ELECTRONIC FILING
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: UBS RMA Money Fund Inc. - UBS Retirement Money Fund
Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (Securities Act File No. 2-78309; Investment Company Act File No. 811-3503)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), UBS RMA Money Fund Inc. (the "Corporation") hereby certifies that:

(1) the form of Prospectus for UBS Retirement Money Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 37 to the Corporation's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 37 to the Corporation's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 30, 2004.

Sincerely,
UBS RMA Money Fund Inc.

/s/ Keith A. Weller
Keith A. Weller
Vice President & Assistant Secretary of Corporation